Produced and Acquired/Licensed Content Costs and Advances	12 Months Ended
Oct. 03, 2020
Other Industries [Abstract]
Produced and Acquired/Licensed Content Costs and Advances Disclosure	Produced and Acquired/Licensed Content Costs and Advances
At the beginning of fiscal 2020, the Company adopted, on a prospective basis, new Financial Accounting Standards Board (FASB) guidance that updates the accounting for film and television content costs. Therefore, reporting periods beginning after September 29, 2019 are presented under the new guidance, while prior periods continue to be reported in accordance with our historical accounting. The new guidance does the following:
•Allows for the classification of acquired/licensed television content rights as long-term assets. Previously, we reported a portion of these rights in current assets. The Company has classified approximately $3 billion of these rights as long-term in the Q1 2020 balance sheet. Advances for live programming rights made prior to the live event continue to be reported in current assets.
•Aligns the capitalization of production costs for episodic television content with the capitalization of production costs for theatrical content. Previously, theatrical content production costs could be fully capitalized while episodic television production costs were generally limited to the amount of contracted revenues. This change did not have a material impact on the Company’s financial statements for fiscal year 2020.
•Introduces the concept of “predominant monetization strategy” to classify capitalized content costs for purposes of amortization and impairment as follows:
•Individual - lifetime value is predominantly derived from third-party revenues that are directly attributable to the specific film or television title (e.g. theatrical revenues or sales to third-party television programmers).
•Group - lifetime value is predominantly derived from third-party revenues that are attributable only to a bundle of titles (e.g. subscription revenue for a DTC service or affiliate fees for a cable television network).
The determination of the predominant monetization strategy is made at commencement of production on a consolidated basis and is based on the means by which we derive third-party revenues from use of the content. Imputed title by title intersegment license fees that may be necessary for other purposes are established as required by those purposes.
For these accounting purposes, we generally classify content that is initially intended for distribution on our DTC services or on our linear television networks as group assets. Content initially intended for theatrical release or for sale to third-party licensees, we generally classify as individual assets. Because the new accounting guidance is applied prospectively, the predominant monetization strategy for content released prior to the beginning of fiscal 2020 is determined based on the expected means of monetization over the remaining life of the content. Thus for example, film titles that were released theatrically and in home entertainment prior to fiscal year 2020 and are now distributed on Disney+ are generally considered group content.
The classification of content as individual or group only changes if there is a significant change to the title’s monetization strategy relative to its initial assessment (e.g. content that was initially intended for license to a third-party is instead used on an owned DTC service).
Production costs for content that is predominantly monetized individually will continue to be amortized based upon the ratio of the current period’s revenues to the estimated remaining total revenues (Ultimate Revenues). For film productions, Ultimate Revenues include revenues from all sources, which may include intersegment license fees, that will be earned within ten years from the date of the initial release for theatrical films. For episodic television series, Ultimate Revenues include revenues that will be earned within ten years from delivery of the first episode, or if still in production, five years from delivery of the most recent episode, if later. Participations and residuals are expensed over the applicable product life cycle based upon the ratio of the current period’s revenues to the estimated remaining total revenues for each production.
Production costs that are predominantly monetized as a group are amortized based on projected usage (which may be, for example, derived from historical viewership patterns), typically resulting in an accelerated or straight-line amortization pattern. Participations and residuals are generally expensed in line with the pattern of usage.
Licensed rights to film and television content and other programs for broadcast on our linear networks or distribution on our DTC platforms are expensed on an accelerated or straight-line basis over their useful life or over the number of times the program is expected to be aired, as appropriate. We amortize rights costs for multi-year sports programming arrangements during the applicable seasons based on the estimated relative value of each year in the arrangement. If annual contractual payments related to each season approximate each season’s estimated relative value, we expense the related contractual payments during the applicable season.
Acquired film and television libraries are generally amortized on a straight-line basis over 20 years from the date of acquisition. Acquired film and television libraries include content that was initially released three years prior to its acquisition, except it excludes the prior seasons of episodic television programming still in production at the date of its acquisition.
The costs of produced and licensed film and television content are subject to regular recoverability assessments. For content that is predominantly monetized individually, the unamortized costs are compared to the estimated fair value. The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess. For content that is predominantly monetized as a group, the aggregate unamortized costs of the group are compared to the present value of the discounted cash flows using the lowest level for which identifiable cash flows are independent of other produced and licensed content. If the unamortized costs exceed the present value of discounted cash flows, an impairment charge is recorded for the excess and allocated to individual titles based on the relative carrying value of each title in the group. If there are no plans to continue to use an individual film or television program that is part of a group, the unamortized cost of the individual title is written-off immediately. Licensed content is included as part of the group within which it is monetized for purposes of assessing recoverability.
Total capitalized produced, licensed and acquired library content by predominant monetization strategy is as follows:

	As of October 3, 2020
	Predominantly Monetized Individually	Predominantly Monetized as a Group	Total
Produced and acquired library content
Theatrical film costs
Released, less amortization	$3,000	$2,601	$5,601
Completed, not released	522	210	732
In-process	3,322	259	3,581
In development or pre-production	262	16	278
	$7,106	$3,086	10,192
Television costs
Released, less amortization	$2,090	$5,584	$7,674
Completed, not released	33	510	543
In-process	263	1,831	2,094
In development or pre-production	6	87	93
	$2,392	$8,012	10,404
Licensed content - Programming rights and advances			6,597
Total produced, licensed and acquired library content			$27,193

Current portion			$2,171
Non-current portion			$25,022
Amortization of produced, licensed and acquired library content is as follows:

	Year Ended October 3, 2020
	Predominantly Monetized Individually	Predominantly Monetized as a Group	Total
Theatrical film costs	$1,711	$962	$2,673
Television costs	2,594	4,070	6,664
Total produced and acquired library content costs	$4,305	$5,032	9,337
Licensed content - Programming rights and advances			11,241
Total produced, licensed and acquired library content costs(1)			$20,578
(1)Primarily included in “Cost of services” in the Consolidated Statements of Operations.
Amortization of produced, licensed and acquired library content for the year ended September 28, 2019 was $17.1 billion.
Total expected amortization by fiscal year of completed (released and not released) produced, licensed and acquired library content on the balance sheet as of October 3, 2020 is as follows:

	Predominantly Monetized Individually	Predominantly Monetized as a Group	Total
Produced content
Theatrical film costs
Released
2021	$731	$460	$1,191
2022	347	387	734
2023	195	207	402
Completed, not released
2021	488	8	496

Television costs
Released
2021	$893	$1,476	$2,369
2022	460	892	1,352
2023	286	570	856
Completed, not released
2021	4	182	186

Licensed content - Television programming rights and advances
2021	$—	$3,882	$3,882
2022	—	1,338	1,338
2023	—	606	606
Approximately $2.3 billion of accrued participations and residual liabilities will be paid in fiscal 2021.
At October 3, 2020, acquired film and television libraries have remaining unamortized costs of $3.7 billion, which are generally being amortized straight-line over a weighted-average remaining period of approximately 18 years.